Other current liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other current liabilities
15.	Other current liabilities
The components of other current liabilities are:

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Payroll tax	1,760	1,185
Accrual for vacation	607	525
Accrued bonuses	—	154
Other	134	161

Total	2,501	2,025

Other current liabilities are
non-interest-bearing
and are due within one year. The carrying amounts of other current liabilities represents fair value due to their short-term nature.